Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of June 30,
	2025	2024
Land use rights	$748,296	$751,635
Less: accumulated amortization	(225,736)	(211,710)
Intangible assets, net	$522,560	$539,925

For the years ended June 30, 2025, 2024 and 2023, amortization was $14,963, $15,020 and $15,434, respectively

Estimated future amortization is as follows as of June 30, 2025, by year:

12 months ending June 30,	Amortization expense
2026	$14,966
2027	14,966
2028	14,966
2029	14,966
2030	14,966
Thereafter	447,730
Total	$522,560